Measurement of financial assets and liabilities - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 3,623	$ 3,244
Lent securities and assets subject to repurchase	2,001	1,571
Cash and securities collateral held or pledged under repurchase and securities lending agreements	2,042	1,679
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	457	62
Amount of collateral held	$ 1,586	$ 234